Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares
Financial risk management
Long-term debt		$ 4,513,503	$ 4,549,575	$ 4,593,223
Interest		13,503	49,575	93,223
Total liabilities	$ 369,955	$ 7,365,333	$ 7,389,466	$ 7,078,557
U.S. Dollar
Financial risk management
Exchange rate | $ / shares	19.9087	19.9087	18.8727	19.6566
Liquidity
Financial risk management
Long-term debt		$ 4,513,503	$ 4,549,575	$ 4,593,223
Interest		306,718	615,390	925,816
Trade accounts payable		204,048	256,228	208,729
Interest Payable		44,295	42,438	40,227
Lease Liabilities		194,763	220,860
Accounts payable with related parties		167,704	187,515	226,202
Total liabilities		5,431,031	5,872,006	5,994,197
Liquidity | 2021
Financial risk management
Long-term debt		3,013,502	36,851	41,425
Interest		188,641	308,630	309,877
Trade accounts payable		204,048	256,228	208,729
Interest Payable		44,295	42,438	40,227
Lease Liabilities		26,553	72,320
Accounts payable with related parties		167,704	187,515	226,202
Total liabilities		3,644,743	903,982	826,460
Liquidity | Later than one year and not later than four years
Financial risk management
Long-term debt		1,500,001	4,512,724	3,051,798
Interest		118,077	306,760	596,259
Lease Liabilities		168,210	73,975
Total liabilities		$ 1,786,288	4,893,459	3,648,057
Liquidity | Later than four years and not later than seven years
Financial risk management
Long-term debt				1,500,000
Interest				19,680
Lease Liabilities			46,893
Total liabilities			46,893	$ 1,519,680
Liquidity | Later than seven years
Financial risk management
Lease Liabilities			27,672
Total liabilities			$ 27,672